Condensed Consolidated Statements of Changes in Stockholders' Deficit - USD ($) $ in Thousands	Total	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2018	$ 12,244	$ 52,809	$ 35,228	$ 65,222	$ 1	$ 5,419	$ 27	$ (146,462)
Beginning balance (Accounting Standards Update 2014-09 [Member]) at Dec. 31, 2018	139							139
Beginning balance, shares at Dec. 31, 2018		12,671,911	4,869,754	7,506,273	10,295,911
Exercise of stock options	46					46
Exercise of stock options, shares					23,349
Stock compensation expense	1,890					1,890
Net loss	(32,319)							(32,319)
Foreign currency translation adjustments	(655)						(655)
Ending balance at Dec. 31, 2019	(18,655)	$ 52,809	$ 35,228	$ 65,222	$ 1	7,355	(628)	(178,642)
Ending balance, shares at Dec. 31, 2019		12,671,911	4,869,754	7,506,273	10,319,260
Exercise of stock options	2					2
Exercise of stock options, shares					1,134
Stock compensation expense	920					920
Net loss	(14,716)							(14,716)
Foreign currency translation adjustments	124						124
Ending balance at Jun. 30, 2020	(32,325)	$ 52,809	$ 35,228	$ 65,222	$ 1	8,277	(504)	(193,358)
Ending balance, shares at Jun. 30, 2020		12,671,911	4,869,754	7,506,273	10,320,394
Beginning balance at Dec. 31, 2019	(18,655)	$ 52,809	$ 35,228	$ 65,222	$ 1	7,355	(628)	(178,642)
Beginning balance, shares at Dec. 31, 2019		12,671,911	4,869,754	7,506,273	10,319,260
Exercise of stock options	75					75
Exercise of stock options, shares					36,055
Stock compensation expense	2,160					2,160
Issuance of stock warrants	542					542
Net loss	(32,504)							(32,504)
Foreign currency translation adjustments	(354)						(354)
Ending balance at Dec. 31, 2020	(48,736)	$ 52,809	$ 35,228	$ 65,222	$ 1	10,132	(982)	(211,146)
Ending balance, shares at Dec. 31, 2020		12,671,911	4,869,754	7,506,273	10,355,315
Exercise of stock options	673					673
Exercise of stock options, shares					334,497
Stock compensation expense	4,501					4,501
Issuance of shares to FP Credit Partners, L.P. (Note 6)	8,065					8,065
Issuance of shares to FP Credit Partners, L.P. (Note 6), shares					573,176
Exercise of series C preferred warrants	891			$ 891
Exercise of series C preferred warrants, shares				86,129
Net loss	(46,560)							(46,560)
Foreign currency translation adjustments	467						467
Ending balance at Jun. 30, 2021	$ (80,699)	$ 52,809	$ 35,228	$ 66,113	$ 1	$ 23,371	$ (515)	$ (257,706)
Ending balance, shares at Jun. 30, 2021		12,671,911	4,869,754	7,592,402	11,262,988